UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: July 31, 2018

Item 1.	Schedule of Investments

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR CORE BOND FUND JULY 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 35.8%
	Face Amount	Value
CONSUMER DISCRETIONARY — 0.7%
DR Horton
4.000%, 02/15/20	$250,000	$252,016
Viacom
6.875%, 04/30/36	250,000	285,149

		537,165

CONSUMER STAPLES — 3.5%
Anheuser-Busch InBev Finance
4.900%, 02/01/46	300,000	313,077
Bacardi
5.150%, 05/15/38 (A)	390,000	379,412
Bunge Finance
3.250%, 08/15/26	250,000	228,082
Constellation Brands
4.750%, 12/01/25	250,000	259,798
McCormick
4.200%, 08/15/47	300,000	279,329
Mondelez International Holdings Netherlands BV
2.000%, 10/28/21 (A)	250,000	238,368
Smithfield Foods
4.250%, 02/01/27 (A)	250,000	238,919
Suntory Holdings
2.550%, 06/28/22 (A)	250,000	239,545
Tyson Foods
2.250%, 08/23/21	330,000	318,003
Walgreens Boots Alliance
4.500%, 11/18/34	300,000	287,515

		2,782,048

ENERGY — 3.1%
Apache
6.000%, 01/15/37	250,000	274,110
Cenovus Energy
5.700%, 10/15/19	250,000	255,900
Devon Energy
5.600%, 07/15/41	250,000	272,443
Enbridge
6.250%, VAR ICE LIBOR USD 3 Month+3.641%, 03/01/78	380,000	371,071
Kerr-McGee
7.125%, 10/15/27	250,000	280,432
MarkWest Energy Partners
4.875%, 06/01/25	375,000	376,678
Noble Energy
8.000%, 04/01/27	250,000	299,938
Western Gas Partners
4.000%, 07/01/22	335,000	332,242

		2,462,814

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS —13.7%
Ansett Worldwide Aviation Services Leasing
4.870%, 07/17/21 (A)	$792,812	$792,812
Aon
3.875%, 12/15/25	200,000	197,865
Ares Capital
4.250%, 03/01/25	450,000	431,928
Bank of America
5.875%, VAR ICE LIBOR USD 3 Month+2.931%, 09/15/66	380,000	376,199
Bank of Montreal
3.803%, VAR USD Swap Semi 30/360 5 Year Curr+1.432%, 12/15/32	355,000	331,634
Brookfield Finance
4.250%, 06/02/26	250,000	245,004
Charles Schwab
7.000%, VAR ICE LIBOR USD 3 Month+4.820%, 02/28/49	330,000	362,175
Citigroup
4.750%, 05/18/46	250,000	245,851
Compass Bank
2.875%, 06/29/22	250,000	240,841
Daimler Finance North America
2.000%, 07/06/21 (A)	300,000	286,915
Discover Financial Services
3.850%, 11/21/22	250,000	248,256
E*TRADE Financial
3.800%, 08/24/27	300,000	286,801
First Republic Bank
4.375%, 08/01/46	250,000	235,788
General Motors Financial
3.700%, 05/09/23	250,000	244,863
Goldman Sachs Group
3.500%, 01/23/25	300,000	290,450
Huntington Bancshares
5.700%, VAR ICE LIBOR USD 3 Month+2.880%, 07/15/66	380,000	375,250
Legg Mason
5.625%, 01/15/44	300,000	308,770
M&T Bank
6.450%, VAR ICE LIBOR USD 3 Month+3.610%, 12/29/49	293,000	316,074
Main Street Capital
4.500%, 12/01/22	335,000	329,884
Morgan Stanley MTN
4.875%, 11/01/22	300,000	311,224
Neuberger Berman Group
4.500%, 03/15/27 (A)	250,000	247,998
Nuveen Finance
4.125%, 11/01/24 (A)	800,000	789,795

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR CORE BOND FUND JULY 31, 2018 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
PennantPark Investment
4.500%, 10/01/19	$250,000	$250,939
PNC Financial Services Group
6.750%, VAR ICE LIBOR USD 3 Month+3.678%, 12/31/49	300,000	323,625
Prospect Capital
5.875%, 03/15/23	380,000	387,622
Regions Financial
3.200%, 02/08/21	250,000	248,616
Stifel Financial
4.250%, 07/18/24	335,000	331,968
SunTrust Banks
5.050%, VAR ICE LIBOR USD 3 Month+3.102%, 06/15/22	300,000	294,563
Synovus Financial
3.125%, 11/01/22	315,000	301,628
TCP Capital
4.125%, 08/11/22	335,000	318,634
TPG Specialty Lending
4.500%, 01/22/23	370,000	363,474
Westpac Banking MTN
4.322%, VAR USD ICE Swap 11:00 NY 5 Yr+2.236%, 11/23/31	250,000	239,606
Willis North America
3.600%, 05/15/24	250,000	243,613

		10,800,665

HEALTH CARE — 1.4%
Amgen
3.200%, 11/02/27	335,000	315,775
CVS Health
5.050%, 03/25/48	390,000	404,156
Edwards Lifesciences
4.300%, 06/15/28	380,000	381,450

		1,101,381

INDUSTRIALS — 3.9%
AerCap Ireland Capital
3.500%, 05/26/22	325,000	318,776
American Airlines Pass-Through Trust, Ser 2015-1
3.700%, 05/01/23	433,406	427,876
CNH Industrial MTN
3.850%, 11/15/27	335,000	314,876
FLIR Systems
3.125%, 06/15/21	250,000	247,173
Harman International Industries
4.150%, 05/15/25	390,000	387,321
Ingersoll-Rand Global Holding
4.300%, 02/21/48	380,000	365,645
Masco
6.500%, 08/15/32	317,000	348,846

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INDUSTRIALS — continued
Rockwell Collins
4.350%, 04/15/47	$250,000	$245,525
Union Pacific
4.375%, 09/10/38	380,000	393,211

		3,049,249

INFORMATION TECHNOLOGY — 1.1%
Amphenol
2.200%, 04/01/20	300,000	294,639
Avnet
3.750%, 12/01/21	250,000	248,319
Microsoft
3.700%, 08/08/46	350,000	339,918

		882,876

MATERIALS — 3.3%
Anglo American Capital
4.500%, 03/15/28 (A)	385,000	367,201
ArcelorMittal
7.000%, 10/15/39	340,000	383,349
Celanese US Holdings
4.625%, 11/15/22	350,000	358,621
CF Industries
4.500%, 12/01/26 (A)	300,000	298,021
Glencore Funding
4.125%, 05/30/23 (A)	250,000	246,848
Martin Marietta Materials
6.250%, 05/01/37	250,000	275,334
Mosaic
3.250%, 11/15/22	335,000	326,158
Nucor
5.200%, 08/01/43	300,000	329,821

		2,585,353

REAL ESTATE — 2.2%
Crown Castle International
3.150%, 07/15/23	365,000	350,427
Crown Castle Towers
4.241%, 07/15/28 (A)	400,000	407,884
SL Green Operating Partnership
3.250%, 10/15/22	300,000	291,313
STORE Capital
4.500%, 03/15/28	380,000	371,566
Vornado Realty
5.000%, 01/15/22	300,000	311,408

		1,732,598

TELECOMMUNICATION SERVICES — 0.7%
Crown Castle Towers
3.222%, 05/15/22 (A)	300,000	294,000

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR CORE BOND FUND JULY 31, 2018 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
TELECOMMUNICATION SERVICES — continued
Unison Ground Lease Funding
2.981%, 03/15/20 (A)	$300,000	$295,589

		589,589

UTILITIES — 2.2%
Emera US Finance
4.750%, 06/15/46	250,000	248,687
Fortis
2.100%, 10/04/21	250,000	238,095
IPALCO Enterprises
3.700%, 09/01/24	305,000	294,322
NiSource
5.650%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.843%, 12/15/66 (A)	385,000	383,075
Sempra Energy
4.000%, 02/01/48	365,000	330,819
Spire
3.543%, 02/27/24	250,000	243,903

		1,738,901

Total Corporate Obligations (Cost $28,880,425)		28,262,639

U.S. TREASURY OBLIGATIONS — 17.3%

U.S. Treasury Bonds
4.625%, 02/15/40	1,300,000	1,622,156
3.750%, 08/15/41	1,450,000	1,612,785
3.000%, 05/15/45	1,725,000	1,699,125
U.S. Treasury Notes
2.250%, 08/15/27	300,000	283,113
1.875%, 01/31/22	1,800,000	1,744,664
1.875%, 08/31/22	750,000	722,695
1.750%, 11/30/19	650,000	643,119
1.625%, 02/15/26	800,000	729,063
1.500%, 05/31/20	3,500,000	3,427,813
1.500%, 02/28/23	1,270,000	1,197,223

Total U.S. Treasury Obligations
(Cost $14,086,336)		13,681,756

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 15.5%

FHLMC
4.000%, 02/01/47	1,298,764	1,322,807
3.500%, 11/01/44	1,083,491	1,079,077
3.500%, 04/01/46	735,520	730,776
3.000%, 02/01/45	973,912	943,292
3.000%, 08/01/45	449,752	434,734
3.000%, 02/01/48	729,404	702,977
2.500%, 02/01/30	551,531	533,964
FHLMC, Ser 2016-4563, Cl VB
3.000%, 05/15/39	500,000	478,874

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
	Face Amount	Value
FNMA
4.500%, 02/01/41	$1,149,566	$1,204,530
4.000%, 03/01/35	413,952	422,588
4.000%, 01/01/42	837,568	857,068
GNMA
4.000%, 07/20/48	785,000	803,245
3.500%, 06/20/48	1,674,624	1,676,554
GNMA, Ser 2015-78, Cl A
2.918%, 06/16/40	641,284	637,118
GNMA, Ser 2015-47, Cl AE
2.900%, 11/16/55(B)	459,491	449,705

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $12,645,285)		12,277,309

MORTGAGE-BACKED SECURITIES — 14.2%

Agate Bay Mortgage Trust, Ser 2015-5, Cl A5
3.500%, 07/25/45 (A)(B)	520,017	515,182
Agate Bay Mortgage Trust, Ser 2015-6, Cl A5
3.500%, 09/25/45 (A)(B)	380,791	377,572
Agate Bay Mortgage Trust, Ser 2016-3, Cl A5
3.500%, 08/25/46 (A)(B)	325,066	321,839
Citigroup Commercial Mortgage Trust, Ser 2013-GC15, Cl A3
4.095%, 09/10/46	400,000	411,157
COLT Mortgage Loan Trust, Ser 2017-1, Cl A1
2.614%, 05/27/47 (A)(B)	113,469	112,849
Commercial Mortgage Trust, Ser 2010-C1, Cl A3
4.205%, 07/10/46 (A)	368,158	373,778
Commercial Mortgage Trust, Ser 2012-CR5, Cl A3
2.540%, 12/10/45	100,000	96,871
FNMA
3.500%, 12/01/47	720,111	713,923
FREMF Mortgage Trust, Ser 2012-K21, Cl B
3.938%, 07/25/45 (A)(B)	280,000	281,890
FREMF Mortgage Trust, Ser 2014-K714, Cl B
3.849%, 01/25/47 (A)(B)	500,000	505,121
FREMF Mortgage Trust, Ser 2013-K31, Cl B
3.629%, 07/25/46 (A)(B)	160,000	158,648
GMAC Commercial Mortgage Asset, Ser 2010-FTLS, Cl A
6.363%, 02/10/47 (A)	243,908	282,648
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl ASB
3.540%, 08/15/48	500,000	502,190

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR CORE BOND FUND JULY 31, 2018 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
JPMorgan Mortgage Trust, Ser 2016-3, Cl 1A3
3.500%, 10/25/46 (A)(B)	$544,957	$537,164
JPMorgan Mortgage Trust, Ser 2017-3, Cl 1A5
3.500%, 08/25/47 (A)(B)	451,698	444,958
JPMorgan Mortgage Trust, Ser 2015-3, Cl A5
3.500%, 05/25/45 (A)(B)	206,171	204,631
JPMorgan Mortgage Trust, Ser 2017-1, Cl A5
3.500%, 01/25/47 (A)(B)	220,387	218,641
JPMorgan Mortgage Trust, Ser 2017-2, Cl A5
3.500%, 05/25/47 (A)(B)	225,326	222,703
JPMorgan Mortgage Trust, Ser 2017-4, Cl A5
3.500%, 11/25/48 (A)(B)	559,526	551,624
JPMorgan Mortgage Trust, Ser 2014-IVR6, Cl AM
2.753%, 07/25/44 (A)(B)	346,511	344,787
JPMorgan Mortgage Trust, Ser 2016-2, Cl A1
2.717%, 06/25/46 (A)(B)	380,723	377,036
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C26, Cl ASB
3.323%, 10/15/48	400,000	397,364
Morgan Stanley Capital I Trust, Ser 2011-C3, Cl A4
4.118%, 07/15/49	500,000	510,121
Sequoia Mortgage Trust, Ser 2017-6, Cl A4
3.500%, 09/25/47 (A)(B)	476,999	474,269
Sequoia Mortgage Trust, Ser 2017-5, Cl A4
3.500%, 08/25/47 (A)(B)	386,985	381,452
Sequoia Mortgage Trust, Ser 2015-3, Cl A4
3.500%, 07/25/45 (A)(B)	343,952	340,754
Sequoia Mortgage Trust, Ser 2015-2, Cl A1
3.500%, 05/25/45 (A)(B)	294,736	287,978
Sequoia Mortgage Trust, Ser 2017-2, Cl A4
3.500%, 02/25/47 (A)(B)	178,858	177,038
Sequoia Mortgage Trust, Ser 2015-1, Cl A1
3.500%, 01/25/45 (A)(B)	256,607	252,166
Sequoia Mortgage Trust, Ser 2017-4, Cl A4
3.500%, 07/25/47 (A)(B)	221,257	219,407
Sequoia Mortgage Trust, Ser 2016-3, Cl A10
3.500%, 11/25/46 (A)(B)	104,850	103,836

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
Sequoia Mortgage Trust, Ser 2017-3, Cl A4
3.500%, 04/25/47 (A)(B)	$199,761	$198,358
Sequoia Mortgage Trust, Ser 2015-4, Cl A1
3.000%, 11/25/30 (A)(B)	284,017	278,924

Total Mortgage-Backed Securities
(Cost $11,533,683)		11,176,879

ASSET-BACKED SECURITIES — 13.9%

ARL Second, Ser 2014-1A, Cl A2
3.970%, 06/15/44 (A)	100,000	98,813
BANK, Ser 2017-BNK9, Cl ASB
3.470%, 11/15/54	500,000	493,733
Blackbird Capital Aircraft Lease Securitization, Ser 2016-1A, Cl AA
2.487%, 12/16/41 (A)	406,250	393,895
Coinstar Funding, Ser 2017-1A, Cl A2
5.216%, 04/25/47 (A)	572,750	577,005
CoreVest American Finance Trust, Ser 2018-1, Cl A
3.804%, 06/15/51 (A)	398,767	396,956
Cronos Containers Program, Ser 2014-2A, Cl A
3.270%, 11/18/29 (A)	571,852	561,258
Cronos Containers Program, Ser 2013-1A, Cl A
3.080%, 04/18/28 (A)	59,375	58,458
DRB Prime Student Loan Trust, Ser 2015-D, Cl A2
3.200%, 01/25/40 (A)	202,329	201,751
Drug Royalty III, Ser 2017-1A, Cl A1
4.839%, VAR ICE LIBOR USD 3 Month+2.500%, 04/15/27 (A)	181,449	182,273
Exeter Automobile Receivables Trust, Ser 2016-3A, Cl B
2.840%, 08/16/21 (A)	300,000	299,591
GS Mortgage Securities Trust, Ser 2013-GC12, Cl AAB
2.678%, 06/10/46	434,643	429,342
Harley Marine Financing, Ser 2018-1A, Cl A2
5.682%, 05/15/43 (A)	383,075	382,500
Hilton Grand Vacations Trust, Ser 2017-AA, Cl A
2.660%, 12/26/28 (A)	170,543	167,206
JPMorgan Mortgage Trust, Ser 2018-1, Cl A5
3.500%, 06/25/48 (A)(B)	925,043	913,044
JPMorgan Mortgage Trust, Ser 2017-5, Cl A1A
3.000%, 10/26/48 (A)(B)	296,064	293,013

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR CORE BOND FUND JULY 31, 2018 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Marlette Funding Trust, Ser 2018-2A, Cl A
3.060%, 07/17/28 (A)	$268,565	$268,481
MVW Owner Trust, Ser 2018-1A, Cl C
3.900%, 01/21/36 (A)	600,000	598,750
OneMain Financial Issuance Trust, Ser 2017-1A, Cl A1
2.370%, 09/14/32 (A)	290,000	284,132
PSNH Funding 3, Ser 2018-1, Cl A3
3.814%, 02/01/35	560,000	559,209
SCF Equipment Trust, Ser 2016-1A, Cl A
3.620%, 11/20/21 (A)	85,129	84,939
Sequoia Mortgage Trust, Ser 2018-2, Cl A4
3.500%, 02/25/48 (A)(B)	721,630	715,733
Sierra Timeshare Receivables Funding, Ser 2013-3A, Cl B
2.700%, 10/20/30 (A)	92,716	92,670
Sofi Consumer Loan Program, Ser 2016-5, Cl B
4.550%, 09/25/28 (A)(B)	380,000	385,833
Sofi Consumer Loan Program, Ser 2017-6, Cl A1
2.200%, 11/25/26 (A)	237,747	236,303
Trinity Rail Leasing, Ser 2012-1A, Cl A2
3.525%, 01/15/43 (A)	395,000	387,674
TRIP Rail Master Funding, Ser 2017-1A, Cl A2
3.736%, 08/15/47 (A)	280,000	269,375
Triton Container Finance VI, Ser 2018-2A, Cl A
4.190%, 06/22/43 (A)	396,667	397,170
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C6, Cl ASB
2.788%, 04/10/46	558,975	554,584
United States Small Business Administration, Ser 2015-20D, Cl 1
2.510%, 04/01/35	379,668	369,219
Westlake Automobile Receivables Trust, Ser 2018-1A, Cl C
2.920%, 05/15/23 (A)	295,000	292,774

Total Asset-Backed Securities
(Cost $11,084,098)		10,945,684

MUNICIPAL BONDS — 1.1%

Alabama State, Economic Settlement Authority, Ser B
4.263%, 09/15/32	375,000	382,039

MUNICIPAL BONDS — continued
	Face Amount	Value
Camp Pendleton & Quantico
Housing
6.165%, 10/01/50 (A)	$400,000	$479,548

Total Municipal Bonds
(Cost $864,375)		861,587

U.S. GOVERNMENT AGENCY OBLIGATION — 0.6%

FFCB
2.670%, 05/12/27
(Cost $500,000)	500,000	465,012

Total Investments— 98.4%
(Cost $79,594,202)		$77,670,866

Percentages based on Net Assets of $78,933,501.

(A)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at July 31, 2018 was $23,070,780 and represented 29.2% of Net Assets.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

Cl — Class

FFCB — Federal Farm Credit Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

Ser — Series

USD — United States Dollar

VAR — Variable Rate

As of July 31, 2018, all of the Fund’s investments were considered Level 2 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended July 31, 2018, securities with a total value of $282,648 were transferred from Level 3 to Level 2 due to changes in the availability of observable inputs used to determine fair value. There were no other significant transfers for the period ended July 31, 2018. All transfers, if any, were considered to have occurred as of the end of the period. For the period ended July 31, 2018, there were no Level 3 securities

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KOC-QH-001-0700

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR LIMITED DURATION FUND JULY 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — 49.5%
	Face Amount	Value
CONSUMER DISCRETIONARY — 2.6%
BorgWarner
8.000%, 10/01/19	$430,000	$451,748
Dollar Tree
3.036%, VAR ICE LIBOR USD 3 Month+0.700%, 04/17/20	495,000	496,010
DR Horton
2.550%, 12/01/20	475,000	464,922
Ford Motor Credit
3.147%, VAR ICE LIBOR USD 3 Month+0.810%, 04/05/21	450,000	452,444
General Motors Financial
3.150%, 01/15/20	475,000	475,905
Viacom
5.625%, 09/15/19	300,000	308,587

		2,649,616

CONSUMER STAPLES — 6.8%
Alimentation Couche-Tard
2.350%, 12/13/19 (A)	470,000	464,250
Anheuser-Busch InBev Worldwide
3.077%, VAR ICE LIBOR USD 3 Month+0.740%, 01/12/24	410,000	413,844
Bunge Finance
8.500%, 06/15/19	300,000	313,937
Campbell Soup
2.971%, VAR ICE LIBOR USD 3 Month+0.630%, 03/15/21	411,000	411,632
Constellation Brands
3.875%, 11/15/19	300,000	302,810
2.250%, 11/06/20	115,000	112,223
Danone
1.691%, 10/30/19 (A)	250,000	245,522
General Mills
3.346%, VAR ICE LIBOR USD 3 Month+1.010%, 10/17/23	490,000	495,783
Hillshire Brands
4.100%, 09/15/20	245,000	247,513
JM Smucker
2.200%, 12/06/19	1,000,000	989,149
Kraft Heinz Foods
2.800%, 07/02/20	300,000	297,798
Molson Coors Brewing
1.900%, 03/15/19	300,000	298,647
Mondelez International Holdings Netherlands BV
1.625%, 10/28/19 (A)	300,000	294,898
Pernod Ricard
5.750%, 04/07/21 (A)	415,000	437,832

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER STAPLES — continued
Smithfield Foods
2.700%, 01/31/20 (A)	$300,000	$295,286
Suncorp-Metway MTN
2.375%, 11/09/20 (A)	50,000	48,793
Suntory Holdings
2.550%, 09/29/19 (A)	250,000	247,941
Tyson Foods
2.250%, 08/23/21	360,000	346,914
Walgreens Boots Alliance
2.700%, 11/18/19	250,000	249,316
Wm Wrigley Jr
3.375%, 10/21/20 (A)	366,000	366,486

		6,880,574

ENERGY — 3.6%
BG Energy Capital
4.000%, 12/09/20 (A)	350,000	355,881
Canadian Oil Sands
7.750%, 05/15/19 (A)	250,000	257,414
Cenovus Energy
5.700%, 10/15/19	470,000	481,092
Encana
6.500%, 05/15/19	250,000	256,139
EnLink Midstream Partners
2.700%, 04/01/19	300,000	298,905
Equities
3.107%, VAR ICE LIBOR USD 3 Month+0.770%, 10/01/20	350,000	350,117
Marathon Oil
2.700%, 06/01/20	250,000	246,704
NuStar Logistics
4.800%, 09/01/20	300,000	301,125
ONEOK Partners
8.625%, 03/01/19	300,000	309,671
Phillips 66
3.089%, VAR ICE LIBOR USD 3 Month+0.750%, 04/15/20 (A)	190,000	190,078
2.919%, VAR ICE LIBOR USD 3 Month+0.600%, 02/26/21	305,000	305,491
Schlumberger Holdings
3.000%, 12/21/20 (A)	300,000	298,411
Shell International Finance BV
2.000%, 11/15/18	10,000	9,987
1.900%, 08/10/18	5,000	4,999

		3,666,014

FINANCIALS — 15.8%
Ally Financial
4.125%, 03/30/20	500,000	502,400

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR LIMITED DURATION FUND JULY 31, 2018 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
American Express
4.900%, VAR ICE LIBOR USD 3 Month+3.285%, 12/31/49	$500,000	$502,500
Ansett Worldwide Aviation Services Leasing
4.870%, 07/17/21 (A)	1,015,538	1,015,538
ANZ New Zealand International
3.335%, VAR ICE LIBOR USD 3 Month+1.000%, 01/25/22 (A)	600,000	606,484
Ares Capital
3.875%, 01/15/20	450,000	450,848
Bank of America MTN
2.328%, VAR ICE LIBOR USD 3 Month+0.630%, 10/01/21	415,000	405,488
Bank of Montreal MTN
3.109%, VAR ICE LIBOR USD 3 Month+0.790%, 08/27/21	250,000	252,954
BB&T MTN
2.150%, 02/01/21	415,000	404,359
Capital One Financial
2.400%, 10/30/20	470,000	458,793
Charles Schwab
7.000%, VAR ICE LIBOR USD 3 Month+4.820%, 02/28/49	410,000	449,975
Citigroup
3.421%, VAR ICE LIBOR USD 3 Month+1.100%, 05/17/24	415,000	418,337
Citizens Bank
3.129%, VAR ICE LIBOR USD 3 Month+0.810%, 05/26/22	250,000	248,872
Commonwealth Bank of Australia
3.035%, VAR ICE LIBOR USD 3 Month+0.700%, 03/16/23 (A)	495,000	496,287
Compass Bank
2.875%, 06/29/22	475,000	457,597
Daimler Finance North America
2.300%, 02/12/21 (A)	165,000	160,279
1.500%, 07/05/19 (A)	250,000	246,774
Discover Bank
3.100%, 06/04/20	470,000	467,907
First Horizon National
3.500%, 12/15/20	470,000	469,423
First Republic Bank
2.375%, 06/17/19	250,000	249,429
Goldman Sachs Group
3.445%, VAR ICE LIBOR USD 3 Month+1.110%, 04/26/22	475,000	480,363
Iberdrola Finance Ireland DAC
5.000%, 09/11/19 (A)	450,000	458,519

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
JPMorgan Chase
2.200%, 10/22/19	$475,000	$471,327
KeyCorp MTN
2.900%, 09/15/20	475,000	470,929
Main Street Capital
4.500%, 12/01/22	415,000	408,662
Metropolitan Life Global Funding I
1.550%, 09/13/19 (A)	300,000	295,350
Morgan Stanley
2.650%, 01/27/20	475,000	472,053
National Australia Bank
2.250%, 01/10/20	100,000	98,815
National Bank of Canada
2.200%, 11/02/20	470,000	458,091
National City
6.875%, 05/15/19	300,000	309,461
Nuveen Finance
2.950%, 11/01/19 (A)	250,000	249,862
PennantPark Investment
4.500%, 10/01/19	300,000	301,127
PNC Financial Services Group
6.750%, VAR ICE LIBOR USD 3 Month+3.678%, 12/31/49	420,000	453,075
Principal Life Global Funding II MTN
2.150%, 01/10/20 (A)	300,000	295,761
Regions Bank
2.750%, 04/01/21	480,000	470,974
Stifel Financial
3.500%, 12/01/20	300,000	298,916
SunTrust Bank
2.250%, 01/31/20	300,000	296,316
TCP Capital
4.125%, 08/11/22	415,000	394,726
Toyota Motor Credit MTN
2.100%, 01/17/19	10,000	9,986
Wells Fargo MTN
3.227%, VAR ICE LIBOR USD 3 Month+0.880%, 07/22/20	500,000	505,342
Willis Towers Watson
5.750%, 03/15/21	470,000	493,027

		15,956,926

HEALTH CARE — 1.5%
Anthem
2.500%, 11/21/20	470,000	462,927
CVS Health
3.047%, VAR ICE LIBOR USD 3 Month+0.720%, 03/09/21	500,000	503,373

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR LIMITED DURATION FUND JULY 31, 2018 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
HEALTH CARE — continued
Zimmer Biomet Holdings
3.076%, VAR ICE LIBOR USD 3 Month+0.750%, 03/19/21	$500,000	$500,656

		1,466,956

INDUSTRIALS — 5.5%
Air Lease
2.500%, 03/01/21	575,000	559,969
American Airlines Pass-Through Trust, Ser 2015-1
3.700%, 05/01/23	353,949	349,432
Amphenol
2.550%, 01/30/19	50,000	49,951
Arconic
6.150%, 08/15/20	402,000	416,070
Caterpillar Financial Services MTN
2.100%, 01/10/20	250,000	247,527
CNH Industrial Capital
4.375%, 11/06/20	435,000	440,699
CRH America
5.750%, 01/15/21	340,000	355,838
Holcim US Finance Sarl & Cie SCS
6.000%, 12/30/19 (A)	425,000	440,223
Johnson Controls
4.250%, 03/01/21	450,000	457,512
Masco
7.125%, 03/15/20	463,000	488,414
Penske Truck Leasing LP
3.200%, 07/15/20 (A)	415,000	412,645
Rockwell Collins
1.950%, 07/15/19	380,000	376,884
Roper Technologies
6.250%, 09/01/19	100,000	103,289
Siemens Financieringsmaatschappij
2.945%, VAR ICE LIBOR USD 3 Month+0.610%, 03/16/22 (A)	300,000	303,198
Spirit AeroSystems
3.118%, VAR ICE LIBOR USD 3 Month+0.800%, 06/15/21	500,000	500,905

		5,502,556

INFORMATION TECHNOLOGY — 1.4%
Amphenol
2.200%, 04/01/20	300,000	294,639
Analog Devices
2.850%, 03/12/20	500,000	497,447
Broadcom
2.375%, 01/15/20	300,000	295,794

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INFORMATION TECHNOLOGY — continued
Hewlett Packard Enterprise
2.100%, 10/04/19 (A)	$340,000	$335,939

		1,423,819

MATERIALS — 5.9%
ArcelorMittal
5.125%, 06/01/20	438,000	449,476
BHP Billiton Finance USA
6.250%, VAR USD Swap Semi 30/360 5 Year Curr+4.971%, 10/19/75 (A)	400,000	420,800
Celanese US Holdings
5.875%, 06/15/21	421,000	443,737
CF Industries
3.400%, 12/01/21 (A)	500,000	489,942
Eastman Chemical
2.700%, 01/15/20	250,000	248,464
EI du Pont de Nemours
2.873%, VAR ICE LIBOR USD 3 Month+0.530%, 05/01/20	650,000	653,608
Glencore Funding
2.875%, 04/16/20 (A)	264,000	260,037
Martin Marietta Materials
2.979%, VAR ICE LIBOR USD 3 Month+0.650%, 05/22/20	300,000	301,258
2.825%, VAR ICE LIBOR USD 3 Month+0.500%, 12/20/19	170,000	170,438
Packaging Corp of America
2.450%, 12/15/20	470,000	461,723
Sherwin-Williams
2.250%, 05/15/20	300,000	295,504
Solvay Finance America
3.400%, 12/03/20 (A)	400,000	400,296
Steel Dynamics
5.125%, 10/01/21	500,000	505,625
Teck Resources
4.500%, 01/15/21	370,000	375,550
Vulcan Materials
2.950%, VAR ICE LIBOR USD 3 Month+0.650%, 03/01/21	195,000	195,429
2.941%, VAR ICE LIBOR USD 3 Month+0.600%, 06/15/20	300,000	300,335

		5,972,222

REAL ESTATE — 1.8%
American Campus Communities Operating Partnership
3.350%, 10/01/20	470,000	468,403
American Tower
2.800%, 06/01/20	300,000	297,108
Kimco Realty
3.200%, 05/01/21	415,000	411,301

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR LIMITED DURATION FUND JULY 31, 2018 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
REAL ESTATE — continued
Liberty Property
4.750%, 10/01/20	$139,000	$142,305
Vornado Realty
5.000%, 01/15/22	470,000	487,871

		1,806,988

TELECOMMUNICATION SERVICES — 0.9%
Unison Ground Lease Funding
2.981%, 03/15/20 (A)	400,000	394,119
Vodafone Group
4.375%, 03/16/21	300,000	308,374
3.329%, VAR ICE LIBOR USD 3 Month+0.990%, 01/16/24	200,000	201,059

		903,552

UTILITIES — 3.7%
Dominion Energy
4.104%, 04/01/21	460,000	465,839
Duquesne Light Holdings
6.400%, 09/15/20 (A)	340,000	357,537
Emera US Finance
2.700%, 06/15/21	400,000	390,411
IPALCO Enterprises
3.450%, 07/15/20	300,000	297,750
Mississippi Power
2.987%, VAR ICE LIBOR USD 3 Month+0.650%, 03/27/20	430,000	430,081
National Grid North America MTN
2.375%, 09/30/20	250,000	244,075
Pennsylvania Electric
5.200%, 04/01/20	415,000	424,172
Sempra Energy
2.839%, VAR ICE LIBOR USD 3 Month+0.500%, 01/15/21	475,000	475,247
Spire
2.550%, 08/15/19	180,000	178,513
WEC Energy Group
3.375%, 06/15/21	500,000	500,123

		3,763,748

Total Corporate Obligations (Cost $50,574,651)		49,992,971

U.S. TREASURY OBLIGATIONS — 23.2%

U.S. Treasury Notes
1.875%, 06/30/20	6,475,000	6,380,404
1.625%, 07/31/19	2,350,000	2,330,447
1.500%, 11/30/19	1,480,000	1,459,534
1.500%, 05/15/20	1,000,000	979,922
1.500%, 05/31/20	4,250,000	4,162,344
1.375%, 03/31/20	6,910,000	6,768,831
0.875%, 06/15/19	1,350,000	1,332,018

U.S. TREASURY OBLIGATIONS — continued
	Face Amount	Value
Total U.S. Treasury Obligations
(Cost $23,527,779)		$23,413,500

ASSET-BACKED SECURITIES — 13.4%

Capital Auto Receivables Asset Trust, Ser 2017-1, Cl A3
2.020%, 08/20/21 (A)	$500,000	495,301
CD Mortgage Trust, Ser 2017-CD6, Cl A1
2.168%, 11/13/50	358,034	351,218
CLI Funding V, Ser 2013-2A
3.220%, 06/18/28 (A)	770,775	754,733
COMM Mortgage Trust, Ser 2012-CR1, Cl ASB
3.053%, 05/15/45	227,892	227,301
COMM Mortgage Trust, Ser 2013-CR7, Cl ASB
2.739%, 03/10/46	170,571	168,987
CPS Auto Receivables Trust, Ser 2014-D, Cl C
4.350%, 11/16/20 (A)	520,000	524,777
Cronos Containers Program, Ser 2014-2A, Cl A
3.270%, 11/18/29 (A)	628,148	616,512
Cronos Containers Program, Ser 2013-1A, Cl A
3.080%, 04/18/28 (A)	59,375	58,458
Drug Royalty III, Ser 2017-1A, Cl A1
4.839%, VAR ICE LIBOR USD 3 Month+2.500%, 04/15/27 (A)	219,108	220,103
Engs Commercial Finance Trust, Ser 2018-1A, Cl A1
2.970%, 02/22/21 (A)	420,779	420,182
Exeter Automobile Receivables Trust, Ser 2016-3A, Cl B
2.840%, 08/16/21 (A)	174,000	173,763
FNMA Connecticut Avenue Securities, Ser 2018-C02, Cl 2M1
2.714%, VAR ICE LIBOR USD 1 Month+0.650%, 08/25/30	349,907	350,100
GM Financial Automobile Leasing Trust, Ser 2018-2, Cl C
3.500%, 04/20/22	500,000	499,262
GS Mortgage Securities Trust, Ser 2013-GC12, Cl AAB
2.678%, 06/10/46	482,937	477,046
Hilton Grand Vacations Trust, Ser 2017-AA, Cl A
2.660%, 12/26/28 (A)	204,651	200,648
JPMorgan Mortgage Trust, Ser 2017-6, Cl A5
3.500%, 12/25/48 (A)(B)	648,911	638,823

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR LIMITED DURATION FUND JULY 31, 2018 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
JPMorgan Mortgage Trust, Ser 2017-5, Cl A1A
3.000%, 10/26/48 (A)(B)	$338,359	$334,872
Marlette Funding Trust, Ser 2018- 2A, Cl A
3.060%, 07/17/28 (A)	344,658	344,551
MVW Owner Trust, Ser 2018-1A, Cl C
3.900%, 01/21/36 (A)	750,000	748,437
OneMain Financial Issuance Trust, Ser 2017-1A, Cl A1
2.370%, 09/14/32 (A)	320,000	313,524
SCF Equipment Trust, Ser 2016-1A, Cl A
3.620%, 11/20/21 (A)	102,154	101,927
Sierra Timeshare Receivables Funding, Ser 2013-3A, Cl B
2.700%, 10/20/30 (A)	92,716	92,670
Sierra Timeshare Receivables Funding, Ser 2016-3A, Cl A
2.430%, 10/20/33 (A)	367,238	360,079
Sofi Consumer Loan Program, Ser 2016-5, Cl B
4.550%, 09/25/28 (A)(B)	485,000	492,445
Sofi Consumer Loan Program, Ser 2017-6, Cl A1
2.200%, 11/25/26 (A)	264,163	262,558
SoFi Professional Loan Program, Ser 2014-A, Cl A2
3.020%, 10/25/27 (A)	202,171	202,104
SoFi Professional Loan Program, Ser 2017-F, Cl A1FX
2.050%, 01/25/41 (A)	689,006	682,565
TCF Auto Receivables Owner Trust, Ser 2015-1A, Cl B
2.490%, 04/15/21 (A)	400,000	399,254
Tesla Auto Lease Trust, Ser 2018-A, Cl A
2.320%, 12/20/19 (A)	313,613	312,480
TRIP Rail Master Funding, Ser 2017-1A, Cl A1
2.709%, 08/15/47 (A)	312,574	307,561
Verizon Owner Trust, Ser 2017-1A, Cl A
2.060%, 09/20/21 (A)	650,000	642,503
VSE VOI Mortgage, Ser 2016-A, Cl A
2.540%, 07/20/33 (A)	366,190	357,066
Wells Fargo Commercial Mortgage Trust, Ser 2017-C41, Cl A1
2.279%, 11/15/50	367,077	359,276
Westlake Automobile Receivables Trust, Ser 2018-1A, Cl C
2.920%, 05/15/23 (A)	380,000	377,133
WFRBS Commercial Mortgage Trust, Ser 2012-C10, Cl ASB
2.453%, 12/15/45	736,636	726,134

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Total Asset-Backed Securities (Cost $13,749,717)		$13,594,353

MORTGAGE-BACKED SECURITIES — 10.1%

Agate Bay Mortgage Trust, Ser 2015-6, Cl A5
3.500%, 09/25/45 (A)(B)	$380,791	377,572
Agate Bay Mortgage Trust, Ser 2015-5, Cl A5
3.500%, 07/25/45 (A)(B)	622,360	616,575
Citigroup Commercial Mortgage Trust, Ser 2017-P8, Cl A1
2.065%, 09/15/50	453,062	441,609
COLT Mortgage Loan Trust, Ser 2017-1, Cl A1
2.614%, 05/27/47 (A)(B)	158,856	157,989
Commercial Mortgage Trust, Ser 2010-C1, Cl A3
4.205%, 07/10/46 (A)	685,694	696,162
Commercial Mortgage Trust, Ser 2014-UBS5, Cl A2
3.031%, 09/10/47	244,102	244,180
FREMF Mortgage Trust, Ser 2014- K714, Cl B
3.849%, 01/25/47 (A)(B)	500,000	505,121
GS Mortgage Securities Trust, Ser 2010-C2, Cl A1
3.849%, 12/10/43 (A)	20,876	21,073
GS Mortgage Securities Trust, Ser 2014-GC18, Cl A2
2.924%, 01/10/47	299,648	299,665
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C1, Cl A2
4.608%, 06/15/43 (A)	210,027	213,542
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C4, Cl A3
4.106%, 07/15/46 (A)	26,251	26,221
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP4, Cl A1
1.891%, 12/15/49	372,410	365,160
JPMorgan Mortgage Trust, Ser 2017-4, Cl A5
3.500%, 11/25/48 (A)(B)	731,687	721,355
JPMorgan Mortgage Trust, Ser 2016-4, Cl A5
3.500%, 10/25/46 (A)(B)	707,455	697,782
JPMorgan Mortgage Trust, Ser 2017-1, Cl A4
3.500%, 01/25/47 (A)(B)	544,869	540,553
JPMorgan Mortgage Trust, Ser 2015-3, Cl A5
3.500%, 05/25/45 (A)(B)	206,171	204,631

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR LIMITED DURATION FUND JULY 31, 2018 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
JPMorgan Mortgage Trust, Ser 2014-IVR6, Cl AM
2.753%, 07/25/44 (A)(B)	$419,663	$417,575
JPMorgan Mortgage Trust, Ser 2016-2, Cl A1
2.717%, 06/25/46 (A)(B)	380,723	377,036
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C12, Cl A2
3.001%, 10/15/46	98,174	98,083
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C13, Cl A2
2.936%, 11/15/46	254,681	254,531
Sequoia Mortgage Trust, Ser 2017-6, Cl A4
3.500%, 09/25/47 (A)(B)	433,636	431,153
Sequoia Mortgage Trust, Ser 2017-2, Cl A4
3.500%, 02/25/47 (A)(B)	508,601	503,426
Sequoia Mortgage Trust, Ser 2017-4, Cl A4
3.500%, 07/25/47 (A)(B)	262,230	260,038
Sequoia Mortgage Trust, Ser 2015-3, Cl A4
3.500%, 07/25/45 (A)(B)	343,952	340,754
Sequoia Mortgage Trust, Ser 2017-1, Cl A4
3.500%, 02/25/47 (A)(B)	646,119	641,580
Sequoia Mortgage Trust, Ser 2017-3, Cl A4
3.500%, 04/25/47 (A)(B)	822,093	816,319

Total Mortgage-Backed Securities (Cost $10,555,087)		10,269,685

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 1.0%

FHLMC
6.000%, 01/01/37	1,685	1,830
6.000%, 11/01/37	4,161	4,526
5.500%, 07/01/34	7,912	8,560
4.000%, 03/01/39	11,537	11,747
FHLMC, Ser 2004-2746, Cl BG
5.000%, 02/15/24	89,221	91,714
FNMA
6.000%, 05/01/36	813	886
6.000%, 08/01/36	948	1,035
6.000%, 11/01/37	2,876	3,138
5.500%, 07/01/38	4,200	4,508
GNMA
6.000%, 03/15/32	2,037	2,244
6.000%, 09/15/33	10,351	11,428
6.000%, 09/15/37	4,043	4,385

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
	Face Amount	Value
5.500%, 06/15/38	$3,048	$3,275
5.000%, 06/15/33	3,577	3,806
GNMA, Ser 2015-78, Cl A
2.918%, 06/16/40	865,733	860,109

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $1,043,909)		1,013,191

U.S. GOVERNMENT AGENCY OBLIGATION —1.0%

FHLB
1.800%, 08/28/20 (Cost $1,000,000)	1,000,000	980,656

MUNICIPAL BONDS — 0.5%

New Jersey State, Educational Facilities Authority, Ser G
1.866%, 07/01/20	250,000	244,005
Virginia State, Port Authority, Ser A
1.931%, 07/01/20	250,000	244,123

Total Municipal Bonds (Cost $500,000)		488,128

Total Investments— 98.7% (Cost $100,951,143)		$99,752,484

Percentages based on Net Assets of $101,044,517.

(A)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at July 31, 2018 was $29,932,451 and represented 29.6% of Net Assets.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

Cl — Class

DAC — Designated Activity Company

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

MTN — Medium Term Note

Ser — Series

USD — United States Dollar

VAR — Variable Rate

As of July 31, 2018, all of the Fund’s investments were considered Level 2 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2018, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR LIMITED DURATION FUND JULY 31, 2018 (Unaudited)

All transfers, if any, were considered to have occurred as of the end of the period. For the period ended July 31, 2018, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KOC-QH-002-0700

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR LARGE CAP GROWTH FUND JULY 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.0% #
	Shares	Value

CONSUMER DISCRETIONARY — 18.1%
Amazon.com *	2,680	$4,763,539
Home Depot	11,784	2,327,576
International Game Technology	9,827	248,427
Netflix *	154	51,967
Penn National Gaming *	19,570	627,218
PVH	4,477	687,309
RH *	3,542	481,216
Royal Caribbean Cruises	4,770	537,865
ServiceMaster Global Holdings *	10,760	613,212
Sirius XM Holdings	44,432	311,913
VF	6,925	637,585

		11,287,827

CONSUMER STAPLES — 5.6%
Colgate-Palmolive	12,206	817,924
Constellation Brands, Cl A	3,305	694,810
Costco Wholesale	5,900	1,290,390
Hershey	6,935	681,086

		3,484,210

ENERGY — 0.7%
Equities	8,729	433,657

FINANCIALS — 3.9%
E*TRADE Financial *	7,403	442,773
FirstCash	6,858	556,870
Green Dot, Cl A *	8,470	671,841
JPMorgan Chase	2,799	321,745
Voya Financial	8,468	427,803

		2,421,032

HEALTH CARE — 14.9%
Alexion Pharmaceuticals *	6,823	907,186
Allscripts Healthcare Solutions *	33,766	413,296
AmerisourceBergen, Cl A	7,185	587,949
Baxter International	8,535	618,361
Centene *	4,340	565,632
Cotiviti Holdings *	7,737	345,380
CVS Health	10,600	687,516
Express Scripts Holding *	4,440	352,802
Humana	4,095	1,286,567
ICON *	3,322	462,290
Integer Holdings *	2,212	158,047
Molina Healthcare *	5,390	561,045
Neurocrine Biosciences *	4,005	402,462
Vertex Pharmaceuticals *	6,210	1,087,061

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
Zoetis, Cl A	10,071	$870,940

		9,306,534

INDUSTRIALS — 9.6%
Builders FirstSource *	20,345	364,786
Cintas	3,509	717,520
Copart *	11,217	643,744
EMCOR Group	4,485	345,121
MasTec *	9,646	449,021
Meritor *	22,802	469,721
Norfolk Southern	3,978	672,282
TriNet Group *	11,131	599,404
Trinity Industries	13,797	525,666
United Rentals *	3,169	471,547
WW Grainger	2,175	753,768

		6,012,580

INFORMATION TECHNOLOGY — 43.5%
Adobe Systems *	5,928	1,450,463
Alibaba Group Holding ADR *	3,228	604,378
Alphabet, Cl A *	3,755	4,608,211
Apple	14,520	2,763,011
Broadridge Financial Solutions	8,495	959,765
Electronic Arts *	5,834	751,128
Facebook, Cl A *	8,327	1,437,074
Fidelity National Information Services	7,058	727,892
Fiserv *	10,322	779,105
Fortinet *	12,813	806,066
Intel	16,875	811,687
Micron Technology *	10,902	575,517
Microsoft	46,085	4,888,696
NetApp	11,812	915,666
ON Semiconductor *	25,552	563,422
SS&C Technologies Holdings	12,107	642,518
Visa, Cl A	19,550	2,673,266
Western Digital	7,904	554,466
Zebra Technologies, Cl A *	4,455	614,478

		27,126,809

MATERIALS — 1.7%
Methanex	7,406	511,755
Steel Dynamics	12,270	577,794

		1,089,549

REAL ESTATE — 1.0%
Extra Space Storage ‡	6,432	604,415

Total Common Stock
(Cost $52,889,309)		61,766,613

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR LARGE CAP GROWTH FUND JULY 31, 2018 (Unaudited)

RIGHTS — 0.0%

	Number Of Rights	Value
Dyax, Expires 12/31/19 * (Cost $–)	4,700	$—

Total Investments— 99.0% (Cost $52,889,309)		$61,766,613

Percentages based on Net Assets of $62,389,742.

*	Non-income producing security.
‡	Real Estate Investment Trust
#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

ADR — American Depositary Receipt

Cl — Class

As of July 31, 2018, all of the Fund’s investments in securities were considered Level 1 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2018, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer the Fund’s most recent financial statements.

KOC-QH-003-0700

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR LARGE CAP VALUE FUND JULY 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.5%
	Shares	Value
CONSUMER DISCRETIONARY — 8.4%
Best Buy	7,549	$566,401
General Motors	26,922	1,020,613
International Game Technology	21,629	546,781
Las Vegas Sands	7,932	570,311
Lowe’s	6,556	651,274
Nexstar Media Group, Cl A	11,447	852,229
Royal Caribbean Cruises	6,754	761,581

		4,969,190

CONSUMER STAPLES — 6.7%
Colgate-Palmolive	13,580	909,996
Costco Wholesale	3,050	667,066
Hershey	10,445	1,025,803
Kimberly-Clark	4,937	562,127
Walgreens Boots Alliance	12,476	843,627

		4,008,619

ENERGY — 11.7%
Andeavor	4,703	705,732
Chevron	16,024	2,023,350
ConocoPhillips	21,211	1,530,798
Devon Energy	9,685	435,922
Equinor ADR	25,819	683,171
Exxon Mobil	4,675	381,059
Peabody Energy	6,073	258,042
Valero Energy	7,789	921,828

		6,939,902

FINANCIALS — 23.1%
Ameriprise Financial	5,032	733,011
Bank of America	66,952	2,067,478
Citigroup	4,664	335,295
Citizens Financial Group	11,122	442,433
Evercore, Cl A	5,283	596,979
JPMorgan Chase	25,260	2,903,636
KeyCorp	33,439	697,872
Lazard, Cl A	13,724	745,214
MetLife	16,481	753,841
Navient	21,417	282,919
New York Community Bancorp	62,357	671,585
Prudential Financial	9,850	993,963
SunTrust Banks	14,821	1,068,149
Wells Fargo	13,861	794,097
Zions Bancorporation	12,966	670,342

		13,756,814

HEALTH CARE — 14.1%
Amedisys *	15,929	1,491,432

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
Amgen	7,842	$1,541,345
Encompass Health	16,676	1,261,206
Hill-Rom Holdings	7,944	748,325
ICON *	10,104	1,406,073
Quest Diagnostics	8,022	864,130
Select Medical Holdings *	50,708	1,054,726

		8,367,237

INDUSTRIALS — 8.4%
Cintas	5,132	1,049,391
Cummins	4,420	631,220
Oshkosh	10,166	764,992
Owens Corning	6,959	432,989
Triton International	10,226	359,955
Union Pacific	6,898	1,033,941
WW Grainger	2,060	713,914

		4,986,402

INFORMATION TECHNOLOGY — 11.0%
Alliance Data Systems	2,653	596,607
Apple	3,212	611,211
Cisco Systems	9,316	393,974
Dolby Laboratories, Cl A	8,079	520,692
DXC Technology	8,447	715,798
Intel	34,327	1,651,128
Lam Research	3,161	602,613
Microsoft	7,521	797,828
Western Digital	8,803	617,531

		6,507,382

MATERIALS — 2.6%
Huntsman	23,615	791,811
LyondellBasell Industries, Cl A	6,563	727,115

		1,518,926

REAL ESTATE — 3.9%
Apple Hospitality ‡	31,486	566,433
MGM Growth Properties, Cl A ‡	25,910	785,073
Ryman Hospitality Properties ‡	11,532	980,335

		2,331,841

TELECOMMUNICATION SERVICES — 3.8%
AT&T	13,984	447,068
Verizon Communications	34,981	1,806,419

		2,253,487

UTILITIES — 4.8%
Entergy	10,220	830,681
Exelon	16,337	694,323
FirstEnergy	18,148	642,984

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR LARGE CAP VALUE FUND JULY 31, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UTILITIES — continued
Public Service Enterprise Group	12,971	$668,785

		2,836,773

Total Common Stock (Cost $49,422,163)		58,476,573

Total Investments— 98.5% (Cost $49,422,163)		$58,476,573

Percentages based on Net Assets of $59,388,886.

*     Non-income producing security.

‡     Real Estate Investment Trust.

ADR — American Depositary Receipt

Cl — Class

As of July 31, 2018, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2018, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer the Fund’s most recent financial statements.

KOC-QH-004-0700

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR SMALL CAP FUND JULY 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 98.3%

	Shares	Value
CONSUMER DISCRETIONARY — 12.6%
American Axle & Manufacturing
Holdings *	36,220	$605,598
At Home Group *	20,840	755,867
Boyd Gaming	38,830	1,450,301
Callaway Golf	73,325	1,410,773
Children’s Place	4,560	560,424
Hilton Grand Vacations *	14,590	504,668
LGI Homes *	17,905	925,509
Malibu Boats, Cl A *	33,710	1,267,159
Marcus	21,005	809,743
Penn National Gaming *	21,715	695,966
RH *	4,610	626,315
Shake Shack, Cl A *	11,600	723,028
Sleep Number *	27,315	778,204

		11,113,555

CONSUMER STAPLES — 2.3%
Central Garden & Pet, Cl A *	13,656	547,879
Darling Ingredients *	30,165	606,015
Performance Food Group *	24,575	881,013

		2,034,907

ENERGY — 4.3%
Delek US Holdings	10,780	574,790
Enerplus	109,145	1,425,433
McDermott International *	26,536	477,913
ProPetro Holding *	37,640	618,802
Unit *	27,710	689,979

		3,786,917

FINANCIALS — 17.2%
Associated Banc-Corp	27,045	730,215
Assured Guaranty	14,750	574,070
BankUnited	14,375	558,613
Brookline Bancorp	34,330	624,806
Cathay General Bancorp	17,780	739,469
CNO Financial Group	26,480	538,868
Customers Bancorp *	23,010	586,065
Eagle Bancorp *	6,760	365,378
Essent Group *	32,990	1,266,816
Evercore, Cl A	5,770	652,010
Federal Agricultural Mortgage, Cl C	5,010	472,393
FirstCash	9,260	751,912
Hancock Whitney	14,660	736,665
Hanmi Financial	17,230	431,612
Heritage Commerce	24,495	373,059
Moelis, Cl A	22,910	1,457,076

COMMON STOCK — continued

	Shares	Value
FINANCIALS — continued
On Deck Capital *	72,155	$493,540
Peapack Gladstone Financial	12,765	419,713
Stifel Financial	12,385	682,785
TriState Capital Holdings *	22,537	662,588
UMB Financial	5,295	380,658
United Community Banks	15,795	474,324
Veritex Holdings *	13,805	425,470
Washington Federal	22,980	770,979

		15,169,084

HEALTH CARE — 16.5%
Allscripts Healthcare Solutions *	99,745	1,220,879
AMN Healthcare Services *	14,350	868,175
Amneal Pharmaceuticals *	26,690	511,647
Amphastar Pharmaceuticals *	23,835	415,921
AngioDynamics *	32,300	682,822
Array BioPharma *	35,540	546,960
Coherus Biosciences *	23,280	443,484
Emergent BioSolutions *	24,475	1,330,215
Ensign Group	21,040	758,913
Fate Therapeutics *	40,720	363,630
FibroGen *	7,245	457,160
Heron Therapeutics *	13,500	505,575
Intersect ENT *	14,740	476,839
Invitae *	59,330	524,477
Phibro Animal Health, Cl A	7,275	348,473
Providence Service *	10,010	701,501
PTC Therapeutics *	14,185	540,022
Puma Biotechnology *	8,330	401,090
Repligen *	24,878	1,202,353
Retrophin *	18,915	522,811
Supernus Pharmaceuticals *	23,340	1,235,853
Vericel *	46,070	481,432

		14,540,232

INDUSTRIALS — 15.1%
Allegiant Travel, Cl A	4,520	558,672
Builders FirstSource *	70,178	1,258,292
Casella Waste Systems, Cl A *	51,745	1,426,092
Harsco *	57,755	1,464,089
MasTec *	16,145	751,550
McGrath RentCorp	9,270	550,453
Meritor *	30,895	636,437
Navistar International *	17,205	741,019
Park-Ohio Holdings	13,780	516,061
Rexnord *	22,525	681,156
Rush Enterprises, Cl A	15,605	703,629

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR SMALL CAP FUND JULY 31, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
Ryder System	9,175	$718,403
SkyWest	12,505	749,050
Sterling Construction *	32,245	433,050
TriNet Group *	14,030	755,516
Triton International	37,065	1,304,687

		13,248,156

INFORMATION TECHNOLOGY — 16.7%
CACI International, Cl A *	8,440	1,478,688
Carbonite *	19,170	657,531
Care.com *	32,420	584,208
Cohu	52,010	1,309,612
Ebix	9,805	778,027
Electro Scientific Industries *	35,275	636,008
Etsy *	18,435	753,254
FormFactor *	40,760	527,842
Hortonworks *	40,105	698,629
Imperva *	10,400	481,000
Lattice Semiconductor *	103,115	792,954
MINDBODY, Cl A *	19,190	716,747
Progress Software	15,290	562,519
Stamps.com *	3,310	863,910
Upland Software *	43,315	1,356,626
Vishay Intertechnology	51,575	1,289,375
Vishay Precision Group *	29,583	1,180,362

		14,667,292

MATERIALS — 4.0%
Allegheny Technologies *	23,170	644,126
Ferro *	23,640	532,373
Ingevity *	10,250	1,021,618
Louisiana-Pacific	48,570	1,307,504

		3,505,621

REAL ESTATE — 7.3%
CareTrust ‡	40,620	686,884
National Storage Affiliates Trust ‡	27,235	785,185
Preferred Apartment Communities, Cl A ‡	40,813	690,556
RMR Group	10,045	871,906
Senior Housing Properties Trust ‡	39,625	706,909
Spirit Realty Capital ‡	77,450	648,257
STAG Industrial ‡	30,355	829,299
Summit Hotel Properties ‡	40,380	571,377
Xenia Hotels & Resorts ‡	26,195	638,896

		6,429,269

UTILITIES — 2.3%
NextEra Energy Partners	16,550	779,009

COMMON STOCK — continued
	Shares	Value
UTILITIES — continued
Portland General Electric	16,265	$737,780
Southwest Gas Holdings	6,179	483,198

		1,999,987

Total Common Stock (Cost $77,871,644)		86,495,020

RIGHTS — 0.0%
	Number Of Rights
Dyax, Expires 12/31/19 * (Cost $–)	5,615	—

Total Investments— 98.3% (Cost $77,871,644)		$86,495,020

Percentages based on Net Assets of $88,026,632.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

As of July 31, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2018, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KOC-QH-005-0700

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR INTERNATIONAL EQUITY FUND JULY 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK —97.5%

	Shares	Value
AUSTRALIA — 6.1%
Cochlear	9,700	$1,465,532
Harvey Norman Holdings	170,000	448,369
Macquarie Group	18,200	1,660,729
Medibank Pvt	407,000	940,401

		4,515,031

AUSTRIA — 1.6%
OMV	21,000	1,187,539

BELGIUM — 1.2%
KBC Group	12,000	922,753

BRAZIL — 2.1%
Centrais Eletricas Brasileiras *	100,000	460,395
Vale ADR, Cl B	74,000	1,084,840

		1,545,235

CANADA — 6.5%
Bank of Nova Scotia	17,000	1,007,441
Canadian National Railway	10,000	892,647
Canfor *	41,000	898,889
George Weston	8,100	673,853
Magna International	21,500	1,309,652

		4,782,482

CHINA — 2.7%
CNOOC ADR	11,850	1,990,800

CZECH REPUBLIC — 2.0%
CEZ	56,000	1,469,729

DENMARK — 1.3%
Vestas Wind Systems	15,000	967,666

FINLAND — 4.3%
Neste	23,500	1,940,609
UPM-Kymmene	35,700	1,267,396

		3,208,005

FRANCE — 7.5%
Arkema	4,000	501,649
Capgemini	5,500	706,167
Kering	2,300	1,226,408
L’Oreal	4,430	1,085,251
Peugeot	44,000	1,266,214
Ubisoft Entertainment *	7,000	773,030

		5,558,719

GERMANY — 5.0%
Allianz	5,000	1,105,849
Covestro	8,000	768,025
Deutsche Lufthansa	33,500	940,153

COMMON STOCK — continued

	Shares	Value
GERMANY — continued
HUGO BOSS	10,000	$901,331

		3,715,358

HONG KONG — 10.6%
China Construction Bank, Cl H	1,180,000	1,068,894
Geely Automobile Holdings	310,000	706,965
PCCW	2,100,000	1,225,370
Ping An Insurance Group of China, Cl H	120,000	1,113,001
Sun Hung Kai Properties	46,000	720,852
Tencent Holdings	23,300	1,054,416
Weichai Power, Cl H	980,000	1,194,870
Wharf Holdings	220,000	727,349

		7,811,717

INDIA — 0.6%
Tata Motors ADR *	24,000	436,800

ITALY — 3.0%
DiaSorin	9,900	1,062,723
Enel	99,720	556,216
Intesa Sanpaolo	190,000	585,210

		2,204,149

JAPAN — 18.3%
AGC	23,800	994,017
Canon	18,600	601,674
Central Japan Railway	6,650	1,382,455
Daiwa House Industry	26,400	960,472
Disco	2,400	407,173
Hoya	22,000	1,318,249
ITOCHU	55,100	975,701
Kirin Holdings	25,500	651,554
Mizuho Financial Group	765,000	1,331,387
Nippon Telegraph & Telephone	20,000	924,384
ORIX	84,000	1,359,746
Pigeon	37,500	1,800,966
Square Enix Holdings	16,000	755,534

		13,463,312

NETHERLANDS — 2.1%
Koninklijke Ahold Delhaize	61,000	1,551,784

SOUTH KOREA — 2.9%
LG Display ADR	70,000	656,600
POSCO ADR *	12,000	880,200
Shinhan Financial Group ADR	16,100	631,442

		2,168,242

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR INTERNATIONAL EQUITY FUND JULY 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
SPAIN — 3.9%
ACS Actividades de Construccion y Servicios	30,800	$1,351,313
Repsol	78,139	1,551,030

		2,902,343

SWITZERLAND — 4.2%
Logitech International	16,000	704,863
Partners Group Holding	1,300	987,982
Temenos	8,700	1,401,454

		3,094,299

UNITED KINGDOM — 11.6%
3i Group	88,000	1,094,514
Anglo American	60,500	1,375,997
Intertek Group	14,300	1,103,638
Legal & General Group	360,000	1,241,298
Rightmove	16,000	1,022,943
Tate & Lyle	136,000	1,113,876
TUI	48,500	1,038,267
Vodafone Group	254,000	620,098

		8,610,631

Total Common Stock (Cost $61,837,218)		72,106,594

Total Investments— 97.5% (Cost $61,837,218)		$72,106,594

Percentages are based on Net Assets of $73,943,970.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

As of July 31, 2018, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2018, securities with a total value of $2,947,333 were transferred between Level 2 and Level 1 assets and liabilities. There were no other significant transfers for the period ended July 31, 2018. For the period ended July 31, 2018, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KOC-QH-006-0700

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 27, 2018